Taxes on Income - Schedule of Income (loss) Before Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Taxes on Income [Abstract]
Domestic	$ 3,433	$ 1,321	$ 1,990
Foreign	65	(21)	19
Income before taxes on income	$ 3,498	$ 1,300	$ 2,009